As filed with the Securities and Exchange Commission on February 15, 2011

1933 Act File No. 2-89729

1940 Act File No. 811-03980

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 92	☒

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940           ☒

Amendment No. 95           ☒

MORGAN STANLEY INSTITUTIONAL FUND TRUST

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Dechert LLP
1177 Avenue of the Americas	1095 Avenue of the Americas
New York, New York 10036	New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

☐ Immediately upon filing pursuant to paragraph (b)

☒ On February 15, 2011 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On date pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of rule 485.

Amending the Prospectus

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of February 2011.

MORGAN STANLEY INSTITUTIONAL FUND TRUST

/s/ Sara Furber

Sara Furber
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 92 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

(1) Principal Executive Officer	President and Principal Executive Officer	February 15, 2011

/s/ Sara Furber
Sara Furber

(2) Principal Financial Officer	Principal Financial Officer	February 15, 2011

/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

/s/ Stefanie V. Chang Yu		February 15, 2011
By: Stefanie V. Chang Yu
Attorney-In-Fact

Frank L. Bowman	Michael F. Klein
Michael Bozic	Michael E. Nugent (Chairman)
Kathleen A. Dennis	W. Allen Reed
Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

/s/ Carl Frischling		February 15, 2011
By: Carl Frischling
Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase